SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE BASED COMPENSATION
Schedule of Outstanding RSUs

The following table summarizes the Company’s restricted shares award issued under the 2011 Plan for the year ended December 31, 2021(one share of RSU, or ADR equals to 360 shares of ordinary share ):

	Outstanding RSUs
	Number of Shares	Grant date Fair value
		(US$)
Unvested as of January 1, 2021	50,001	2.54
Grant	347,000	3.38
Vested and transfer to grantee	(691,000)	2.89
Forfeited and expected Forfeit	(43,500)	2.540
Unvested as of December 31, 2021	112,501	2.43

(a)	Restricted Shares Award Granted to Employees (continued)

The following table summarizes the Company's restricted shares award issued under the 2020 Plan for the year ended December 31, 2021(one share of RSU, or ADR equals to 360 shares of ordinary share):

	Outstanding RSUs
	Number of Shares	Grant date Fair value
		US$
Unvested as of January 1, 2021	205,600	2.84
Grant	260,000	3.57
Vested and transfer to grantee	(362,800)	3.36
Forfeited and expected Forfeit	(102,800)	2.84
Unvested as of December 31, 2021	—	—

(a)Restricted Shares Award Granted to Employees (continued)

The following table summarizes the Company's restricted shares award issued under the 2021 Plan for the year ended December 31, 2021(one share of RSU, or ADR equals to 360 shares of ordinary share):

	Outstanding RSUs
	Number of Shares	Grant date Fair value
		US$
Unvested as of January 1, 2021	—	—
Grant	1,099,443	2.95
Vested and transfer to grantee	(1,099,443)	2.95
Forfeited and expected Forfeit	—
Unvested as of December 31, 2021	—

Summary of information regarding share options granted

Weight
		Weight	Weight	average
		average	average	remaining	Aggregate
	Number of	exercise	grant date	contractual	Instrinsic
	Share	price	fair value	life	value
		US$	US$	US$	US$
Outstanding as of January 1, 2021	6,982,920	0.004	0.10	0.17	46,017
Grant	—	—	—	—	—
Exercised	(3,602,880)	0.012	0.005	—	28,038
Forfeited and expected Forfeit	(3,380,040)	—	—	—	—
Vested and expect to vest as of December 31, 2021	—	—	—	—	—
Exercisable as of December 31, 2021	—	—	—	—	—

Schedule of fair value assumptions

	September 1,	July 1,	June 20,
	2015	2016	2017

Expected volatility (1)	60.3% - 65.1%	54.8%	41.0%
Risk-free interest rate (2)	0.47% - 0.88%	1.46%	1.25%
Expected dividend yield (3)	nil	nil	nil
Exercise price (4)	$0.01 -$0.20	$0.20	$0.01 -$0.20
Fair value of the underlying ordinary shares (5)	$0.38	$0.20	$0.12
(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)	Risk-free rate

Risk free rate is estimated based on yield to maturity of PRC international government bonds with maturity term close to the life of the options.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the life of the options.

(4)	Exercise price

The exercise price of the options was determined by the Company's Board of Directors.

(5)	Fair value of underlying ordinary shares

13.  SHARE BASED COMPENSATION (CONTINUED)

The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.

After the Company listed on NASDAQ in April 2015, the closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.